Submission	Nov. 12, 2026
Submission [Line Items]
Central Index Key	0000023632
Registrant Name	CONSOLIDATED EDISON CO OF NEW YORK INC
Registration File Number	333-281192
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES